S000021572 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	207 Months Ended	324 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.64%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	5.20%
C000121798 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.91%	(0.58%)	3.52%
Performance Inception Date					Nov. 08, 2012
C000122684 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.00%	(0.53%)	3.57%
Performance Inception Date					Nov. 08, 2012
C000253721 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.72%	(0.70%)	3.38%
Performance Inception Date	Oct. 02, 2024
C000061809 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.45%	(2.10%)	2.52%
Performance Inception Date						Sep. 28, 2007
C000061809 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	(1.89%)	2.71%
Performance Inception Date						Sep. 28, 2007
C000061809 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.26%	(1.20%)	2.27%
Performance Inception Date						Sep. 28, 2007
C000061810 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	(1.67%)	2.36%
Performance Inception Date						Sep. 28, 2007
C000061811 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.72%	(0.70%)	3.38%
Performance Inception Date							Jan. 02, 1998